Consolidated Statements of Income/Loss and Other Comprehensive Income/Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Products	$ 8,933	$ 491	$ 188
Services	1,185	40	85
REVENUES	10,118	531	273
Cost of revenues:
Products	4,938	988	370
Services	379	46	85
COST OF REVENUES	5,317	1,034	455
Gross profit (loss)	4,801	(503)	(182)
Research and development expenses	1,045	997	609
Sales and marketing expenses	1,988	471	326
General and administrative expenses	9,964	5,494	3,081
Net change in fair value of financial assets at fair value through profit or loss	(713)	(797)	(92)
Share of net loss of associates accounted for using the equity method	2,149	170	216
Amortization of excess purchase price of associates	263	546
Listing expenses			10,098
Operating profit (loss)	(9,895)	(7,384)	(14,420)
Gain upon loss of control in a subsidiary	(11,465)
Gain from sale of an investment	(2,025)
Other income	(494)
Changes in fair value of warrants issued to investors	(484)	(338)	(142)
Changes in fair value of commitment to issue shares	75
Financial (income) loss net	347	(205)	(99)
Profit (Loss) before taxes on income	4,151	(6,841)	(14,179)
Tax benefit (expense)	(105)	(9)	1
Net profit (loss) for the period	4,046	(6,850)	(14,178)
Items that may be reclassified to profit or loss
Share of other comprehensive income (loss) of consolidated subsidiaries and associates accounted for using the equity method	191	8	(28)
Items that will not be reclassified to profit or loss
Share of other comprehensive income (loss) of consolidated subsidiaries and associates accounted for using the equity method	(29)	27	(13)
Other comprehensive income (loss) for the period	162	35	(41)
Total comprehensive income (loss) for the period	4,208	(6,815)	(14,219)
Net profit (loss) for the period is attributable to:
Owners of Medigus	6,794	(4,325)	(14,178)
Non-controlling interests	(2,748)	(2,525)
Net Profit (loss) for the period	4,046	(6,850)	(14,178)
Total comprehensive income (loss) for the period is attributable to:
Owners of Medigus	6,881	(4,278)	(14,219)
Non-controlling interests	(2,673)	(2,537)
TOTAL COMREHENSIVE LOSS FOR THE YEAR	$ 4,208	$ (6,815)	$ (14,219)
Earnings (Loss) per ordinary share attributed to Medigus ltd
Basic (in Dollars per share)	$ 0.01	$ (0.03)	$ (0.18)
Diluted (in Dollars per share)	$ 0.01	$ (0.03)	$ (0.18)